Statements of Net Assets Available for Benefits - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments, At Fair Value
Investments, At Fair Value	$ 52,105,542	$ 46,640,447
Receivable
Employer's contribution	1,000,000	794,673
Net Assets Available for Benefits	$ 53,105,542	$ 47,435,120